LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.24%
Aerospace & Defense–0.39%
†Axon Enterprise, Inc.	9,068	$4,769,315
HEICO Corp.	5,555	1,484,240
		6,253,555
Automobiles–1.80%
Ferrari NV	12,816	5,483,710
†Tesla, Inc.	88,985	23,061,353
		28,545,063
Beverages–1.89%
†Celsius Holdings, Inc.	93,741	3,339,054
†Monster Beverage Corp.	328,803	19,241,552
PepsiCo, Inc.	48,758	7,310,775
		29,891,381
Biotechnology–1.02%
†Genmab AS ADR	108,010	2,114,836
†Natera, Inc.	7,885	1,115,018
†Neurocrine Biosciences, Inc.	1,456	161,034
Regeneron Pharmaceuticals, Inc.	6,363	4,035,605
†Vertex Pharmaceuticals, Inc.	18,193	8,820,330
		16,246,823
Broadline Retail–7.56%
†Amazon.com, Inc.	630,313	119,923,351
		119,923,351
Building Products–0.18%
†Trex Co., Inc.	50,111	2,911,449
		2,911,449
Capital Markets–2.01%
Ameriprise Financial, Inc.	14,553	7,045,253
Cboe Global Markets, Inc.	49,702	11,247,066
CME Group, Inc.	24,595	6,524,808
†Coinbase Global, Inc. Class A	2,815	484,827
Morgan Stanley	51,123	5,964,520
XP, Inc. Class A	44,910	617,512
		31,883,986
Chemicals–1.08%
Ecolab, Inc.	30,644	7,768,867
Sherwin-Williams Co.	26,629	9,298,580
		17,067,447
Commercial Services & Supplies–1.74%
Cintas Corp.	41,791	8,589,304
†Copart, Inc.	219,472	12,419,921
Rollins, Inc.	122,168	6,600,737
		27,609,962
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.55%
†Arista Networks, Inc.	220,240	$17,064,195
Motorola Solutions, Inc.	17,136	7,502,312
		24,566,507
Construction & Engineering–0.35%
Comfort Systems USA, Inc.	9,237	2,977,362
†MasTec, Inc.	22,112	2,580,692
		5,558,054
Consumer Finance–0.39%
Capital One Financial Corp.	34,479	6,182,085
		6,182,085
Consumer Staples Distribution & Retail–1.92%
Costco Wholesale Corp.	31,496	29,788,287
Sysco Corp.	8,365	627,709
		30,415,996
Diversified Consumer Services–0.02%
†Bright Horizons Family Solutions, Inc.	3,051	387,599
		387,599
Energy Equipment & Services–0.01%
TechnipFMC PLC	6,563	207,981
		207,981
Entertainment–3.14%
†Netflix, Inc.	48,179	44,928,363
†ROBLOX Corp. Class A	69,230	4,035,417
†Roku, Inc.	10,903	768,007
		49,731,787
Financial Services–4.26%
†Affirm Holdings, Inc.	17,548	792,994
Corebridge Financial, Inc.	42,936	1,355,489
Equitable Holdings, Inc.	81,521	4,246,429
†Euronet Worldwide, Inc.	9,096	971,908
†Fiserv, Inc.	29,232	6,455,303
Mastercard, Inc. Class A	10,352	5,674,138
Visa, Inc. Class A	136,925	47,986,735
		67,482,996
Ground Transportation–0.37%
†Saia, Inc.	16,075	5,617,087
†Uber Technologies, Inc.	3,292	239,855
		5,856,942
Health Care Equipment & Supplies–1.57%
†Intuitive Surgical, Inc.	50,343	24,933,378
		24,933,378
Health Care Providers & Services–1.52%
CVS Health Corp.	68,440	4,636,810
Encompass Health Corp.	45,544	4,612,696
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	20,242	$10,601,748
Universal Health Services, Inc. Class B	22,901	4,303,098
		24,154,352
Health Care Technology–0.48%
†Veeva Systems, Inc. Class A	32,674	7,568,279
		7,568,279
Hotels, Restaurants & Leisure–2.05%
†Airbnb, Inc. Class A	47,236	5,642,813
Booking Holdings, Inc.	1,736	7,997,596
†Chipotle Mexican Grill, Inc.	242,929	12,197,465
†DoorDash, Inc. Class A	4,620	844,397
Expedia Group, Inc.	15,561	2,615,804
†Flutter Entertainment PLC	683	151,319
Las Vegas Sands Corp.	78,245	3,022,604
		32,471,998
Household Products–0.42%
Colgate-Palmolive Co.	70,934	6,646,516
		6,646,516
Insurance–0.20%
Progressive Corp.	11,332	3,207,069
		3,207,069
Interactive Media & Services–11.13%
Alphabet, Inc. Class A	567,293	88,461,719
Meta Platforms, Inc. Class A	139,134	80,191,272
†Pinterest, Inc. Class A	117,214	3,633,634
†Reddit, Inc. Class A	40,082	4,204,602
		176,491,227
IT Services–0.88%
†Cloudflare, Inc. Class A	13,222	1,489,987
†Gartner, Inc.	4,459	1,871,621
†GoDaddy, Inc. Class A	39,599	7,133,364
†Shopify, Inc. Class A	35,774	3,412,303
		13,907,275
Life Sciences Tools & Services–1.21%
Bruker Corp.	27,947	1,166,508
†IQVIA Holdings, Inc.	33,549	5,914,689
†Medpace Holdings, Inc.	339	103,290
†Mettler-Toledo International, Inc.	4,671	5,516,030
†Waters Corp.	17,735	6,536,589
		19,237,106
Machinery–0.66%
Otis Worldwide Corp.	89,981	9,286,039
Westinghouse Air Brake Technologies Corp.	6,728	1,220,123
		10,506,162
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–0.10%
†Antero Resources Corp.	2,536	$102,556
Targa Resources Corp.	7,006	1,404,493
		1,507,049
Passenger Airlines–0.26%
†Alaska Air Group, Inc.	39,808	1,959,350
Delta Air Lines, Inc.	48,584	2,118,262
		4,077,612
Pharmaceuticals–3.18%
Eli Lilly & Co.	40,865	33,750,812
Merck & Co., Inc.	18,946	1,700,593
Zoetis, Inc.	90,647	14,925,029
		50,376,434
Professional Services–1.54%
Broadridge Financial Solutions, Inc.	30,890	7,489,589
Equifax, Inc.	26,537	6,463,352
Verisk Analytics, Inc.	34,965	10,406,283
		24,359,224
Semiconductors & Semiconductor Equipment–14.67%
Applied Materials, Inc.	47,782	6,934,124
ASML Holding NV	5,207	3,450,314
†Astera Labs, Inc.	62,047	3,702,345
Broadcom, Inc.	309,460	51,812,888
NVIDIA Corp.	1,187,336	128,683,476
QUALCOMM, Inc.	123,910	19,033,815
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,497	7,386,502
Texas Instruments, Inc.	64,182	11,533,505
		232,536,969
Software–13.77%
†Adobe, Inc.	17,459	6,696,050
†AppLovin Corp. Class A	16,305	4,320,336
†Atlassian Corp. Class A	25,188	5,345,146
†Cadence Design Systems, Inc.	21,720	5,524,048
†Crowdstrike Holdings, Inc. Class A	1,620	571,180
†Datadog, Inc. Class A	65,549	6,503,116
†Docusign, Inc.	30,771	2,504,760
†Fair Isaac Corp.	3,808	7,022,561
†HubSpot, Inc.	4,246	2,425,697
†Manhattan Associates, Inc.	44,950	7,778,148
Microsoft Corp.	365,744	137,296,640
†Palantir Technologies, Inc. Class A	2,708	228,555
Salesforce, Inc.	28,751	7,715,618
†ServiceNow, Inc.	22,252	17,715,707
LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys, Inc.	8,672	$3,718,987
†Tyler Technologies, Inc.	5,056	2,939,508
		218,306,057
Specialty Retail–2.52%
†Carvana Co.	2,890	604,241
Home Depot, Inc.	52,313	19,172,191
†O'Reilly Automotive, Inc.	2,078	2,976,901
†RH	3,600	843,876
Tractor Supply Co.	195,377	10,765,273
Williams-Sonoma, Inc.	35,464	5,606,859
		39,969,341
Technology Hardware, Storage & Peripherals–5.95%
Apple, Inc.	424,532	94,301,293
		94,301,293
Textiles, Apparel & Luxury Goods–1.23%
†Lululemon Athletica, Inc.	52,246	14,788,753
†On Holding AG Class A	106,222	4,665,270
		19,454,023
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.22%
United Rentals, Inc.	5,463	$3,423,662
		3,423,662
Total Common Stock (Cost $861,990,229)		1,478,157,990
RIGHTS–0.00%
†=ABIOMED, Inc.	11,753	11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–6.38%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	101,128,707	101,128,707
Total Money Market Fund (Cost $101,128,707)		101,128,707

TOTAL INVESTMENTS–99.62% (Cost $963,130,924)	1,579,298,685
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	6,046,484
NET ASSETS APPLICABLE TO 32,545,878 SHARES OUTSTANDING–100.00%	$1,585,345,169

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
254	E-mini S&P 500 Index	$71,796,275	$72,478,684	6/20/25	$—	$(682,409)
9	E-mini S&P MidCap 400 Index	2,644,740	2,672,668	6/20/25	—	(27,928)
Total Futures Contracts					$—	$(710,337)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
LVIP Blended Large Cap Growth Managed Volatility Fund–3